Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Property, plant and equipment

10. Property, plant and equipment

			Office
			equipment,
	Land and	Plant and	vehicles
	buildings	machinery	and other	Total
	$'m	$'m	$'m	$'m
2019
Cost
At January 1, 2019, as reported	1,044	4,298	94	5,436
Impact of adoption of IFRS 16 on January 1, 2019 (Note 2)	193	78	19	290
At January 1, 2019	1,237	4,376	113	5,726
Additions	148	528	60	736
Disposals	(21)	(194)	(8)	(223)
Disposal of Food & Specialty	(337)	(1,443)	(39)	(1,819)
Impairment (Note 4)	—	(5)	—	(5)
Exchange	(9)	(26)	—	(35)
At December 31, 2019	1,018	3,236	126	4,380
Depreciation
At January 1, 2019	(264)	(1,750)	(34)	(2,048)
Charge for the year	(75)	(363)	(36)	(474)
Disposals	6	190	8	204
Disposal of Food & Specialty	55	530	21	606
Exchange	2	7	—	9
At December 31, 2019	(276)	(1,386)	(41)	(1,703)
Net book value
At December 31, 2019	742	1,850	85	2,677
2020
Cost
At January 1, 2020	1,018	3,236	126	4,380
Additions	69	507	51	627
Impairment (Note 4)	—	(6)	—	(6)
Disposals	(2)	(234)	(11)	(247)
Exchange	55	116	5	176
At December 31, 2020	1,140	3,619	171	4,930
Depreciation
At January 1, 2020	(276)	(1,386)	(41)	(1,703)
Charge for the year	(89)	(330)	(34)	(453)
Disposals	1	234	11	246
Exchange	(19)	(53)	(3)	(75)
At December 31, 2020	(383)	(1,535)	(67)	(1,985)
Net book value
At December 31, 2020	757	2,084	104	2,945

Depreciation expense of $438 million (2019: $408 million; 2018: $354 million) has been charged in cost of sales and $15 million (2019: $11 million; 2018: $8 million) in sales, general and administration expenses in respect of the continuing operations of the Group. Depreciation expense of $nil (2019: $53 million, 2018: $86 million) has been charged in cost of sales and $nil (2019: $2 million. 2018:  $1 million) in sales, general and administration expenses in respect of the discontinued operation of the Group.

Construction in progress at December 31, 2020 was $304 million (2019:  $173 million).

Included in property, plant and equipment is an amount for land of $196 million (2019:  $185 million).

Substantially all of the Group’s property, plant and equipment is pledged as security under the terms and conditions of the Group’s financing arrangements. No interest was capitalized in the year (2019:  $nil).

Impairment

The Board has considered the carrying value of the Group’s property, plant and equipment and assessed the indicators of impairment as at December 31, 2020 in accordance with IAS 36. In the year ended December 31, 2020 an impairment charge of $6 million (2019:  $5 million) has been recognized, which relates to the impairment of plant and machinery in Glass Packaging North America. Please refer to Note 4.

Right of Use assets – Net Book Value,  depreciation and variable lease expense

The following right-of-use assets were included in property, plant and equipment:

			Office
			equipment,
	Land and	Plant and	vehicles
	buildings	machinery	and other	Total
Net book value	$'m	$'m	$'m	$'m
At December 31, 2020	181	63	75	319
At December 31, 2019	178	71	66	315

The increase in the net carrying amount of the right-of use assets at December 31, 2020 is primarily the result of total additions to the right-of-use assets during the year ended December 31, 2020 of $87 million and exchange gains, offset by a depreciation charge of $93 million (Land and buildings: $55 million, Plant and machinery: $23 million, Office equipment, vehicles and other: $15 million).

The increase in net carrying amount of the right-of use assets at December 31, 2019 is primarily the result of existing finance leases as at December 31, 2018 of $29 million, the impact of adoption of IFRS 16 on January 1, 2019 of $290 million, total additions to the right-of-use assets during the year ended December 31, 2019 of $169 million, offset by an amount of $74 million de-recognized on the disposal of Food & Specialty and a depreciation charge of $76 million (Land and buildings: $41 million, Plant and machinery: $21 million, Office equipment, vehicles and other: $14 million).

During 2020, the continuing operations of the Group incurred variable lease expense of $64 million (2019: $67 million), primarily related to warehouse leases.

Operating lease commitments

The Group adopted IFRS 16 effective January 1, 2019, resulting in the majority of the Group’s operating leases being recognized on the consolidated statement of financial position.

During 2018, the expense in respect of operating lease commitments was as follows:

Year ended December 31,
2018
$'m
Plant and machinery	22
Land and buildings	51
Office equipment and vehicles	17
90

At December 31, 2018, the Group had total commitments under non-cancellable operating leases which expired:

At December 31,
2018
$'m
Not later than one year	67
Later than one year and not later than five years	150
Later than five years	147
364

Capital commitments

The following capital commitments in relation to property, plant and equipment were authorized by management, but have not been provided for in the consolidated financial statements:

	At December 31,
	2020	2019	2018
	$'m	$'m	$'m
Contracted for	148	77	118
Not contracted for	227	82	76
	375	159	194